CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY		Class A Ordinary Shares [Member] CNY (¥) shares	Class B Ordinary Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings Statutory [Member] CNY (¥)	Retained Earnings Unrestricted [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2021		¥ 269,418		¥ 186,384,247	¥ 9,420,703	¥ 178,983,172	¥ (2,585,684)	¥ 1,550,349		¥ 374,022,205
Beginning balance, shares at Dec. 31, 2021 | shares	[1]	198,019
Shares issued in connection with reverse recapitalization		¥ 43,125		133,826,405						133,869,530
Shares issued in connection with reverse recapitalization, shares | shares	[1]	21,264
Net loss						(46,837,508)		233,413		(46,604,095)
Statutory reserves					2,543,576	(2,543,576)
Foreign currency translation							5,420,372			5,420,372
Ending balance, value at Dec. 31, 2022		¥ 312,543		320,210,652	11,964,279	129,602,088	2,834,688	1,783,762		466,708,012
Ending balance, shares at Dec. 31, 2022 | shares	[1]	219,283
Shares issued-stock compensation expenses		¥ 52,972		119,565,448						119,618,420
Shares issued-stock compensation expenses, shares | shares	[1]	38,750
Net loss						(205,588,822)		2,014,100		(203,574,722)
Statutory reserves					1,169,819	(1,169,819)
Foreign currency translation							(57,547,208)			(57,547,208)
Ending balance, value at Dec. 31, 2023		¥ 365,515		439,776,100	13,134,098	(77,156,553)	(54,712,520)	3,797,862		325,204,502
Ending balance, shares at Dec. 31, 2023 | shares	[1]	258,033
Shares issued for cash		¥ 484,387		128,562,234						129,046,621
Shares issued for cash, shares | shares	[1]	340,976
Shares issued - converted from convertible notes payable		¥ 17,849,231	¥ 14,378,600	515,637,937						547,865,768
Shares issued - converted from convertible notes payable, shares | shares	[1]	12,537,537	10,000,000
Net loss						38,604,758		13,790,099		52,394,857
Disposal pf subsidiary					(6,401,093)	6,401,093
Statutory reserves					1,419,689	(1,419,689)
Foreign currency translation							5,004,259			5,004,259
Ending balance, value at Dec. 31, 2024		¥ 18,699,133	¥ 14,378,600	1,083,976,271	8,152,694	(33,570,391)	(49,708,261)	17,587,961	$ 147,392,466	1,059,516,007
Ending balance, shares at Dec. 31, 2024 | shares	[1]	13,136,546	10,000,000
BALANCE, December 31, 2024 USD ($)		¥ 2,601,293	¥ 2,000,250	¥ 150,795,208	¥ 1,134,146	¥ (4,670,079)	¥ (6,915,066)	¥ 2,446,714		¥ 147,392,466

[1]	Number of shares has been retrospectively adjusted for the share consolidation (10 to 1, and 20 to 1) effective March 22, 2024 and December 13, 2024